Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017
Class A, C, Advisor and Investor Shares | Pacific Funds Small-Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pacific FundsSM Small-Cap Growth
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	1/10/2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2017, the portfolio turnover rate was 49% of the average value of the Fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000 Growth Index at the time of purchase, and invests primarily in equity securities of small capitalization growth companies as defined by the Russell 2000 Growth Index. As of March 31, 2017, the market capitalization range of the Russell 2000 Growth Index was approximately $75.8 million to $13.2 billion. As of March 31, 2017, the weighted average market capitalization of the Fund was approximately $2.6 billion. The market capitalization of the companies held in the Fund’s portfolio and the Russell 2000 Growth Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

		The Fund invests in securities that the sub-adviser believes are attractively valued with the potential to exceed investor expectations. Sector allocations are determined based on the sub-adviser’s assessment of investment opportunities and/or market conditions. The Fund may sell securities that no longer meet the investment criteria of the sub-adviser.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.
  Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.
  Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is broader than an industry classification) based on investment opportunities or market conditions. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.
  Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.
  Underlying Fund Risk: Because the Fund serves as an underlying fund of one or more “fund of funds” of the Trust and thus has a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund acquired the assets of the Rothschild U.S. Small-Cap Growth Fund (the “Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Fund’s objectives (goals), policies, guidelines and restrictions are substantially the same as those of the Predecessor Fund. Each class of the Fund available in this Prospectus was first offered on January 11, 2016.

The bar chart shows the performance of the Fund’s Investor Class shares. The performance figures shown below for Investor Class, Class A, Class C and Advisor Class shares of the Fund reflect the historical performance of the then-existing Investor Class shares of the Predecessor Fund for periods prior to January 11, 2016. The performance figures for periods prior to January 11, 2016 have not been adjusted to reflect fees and expenses of Investor Class, Class A, Class C and Advisor Class shares of the Fund, respectively. If these returns had been adjusted, then performance for the share classes could vary from the returns shown based on differences in their fee and expense structures. The Investor Class shares of the Predecessor Fund commenced operations on December 31, 2014.

		Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.pacificfunds.com/investor/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 722-2333 (select Option 2)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pacificfunds.com/investor/performance.html
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q3 2016: 8.96%; Q3 2015: (12.51%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	(b) are shown for Investor Class shares only and will vary for other classes; and
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Investor Class shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Class A, C, Advisor and Investor Shares | Pacific Funds Small-Cap Growth | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.30%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 552
3 years	rr_ExpenseExampleYear03	931
5 years	rr_ExpenseExampleYear05	1,334
10 years	rr_ExpenseExampleYear10	2,459
1 year	rr_ExpenseExampleNoRedemptionYear01	552
3 years	rr_ExpenseExampleNoRedemptionYear03	931
5 years	rr_ExpenseExampleNoRedemptionYear05	1,334
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,459
1 year	rr_AverageAnnualReturnYear01	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Class A, C, Advisor and Investor Shares | Pacific Funds Small-Cap Growth | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.05%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 308
3 years	rr_ExpenseExampleYear03	756
5 years	rr_ExpenseExampleYear05	1,331
10 years	rr_ExpenseExampleYear10	2,894
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	756
5 years	rr_ExpenseExampleNoRedemptionYear05	1,331
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,894
1 year	rr_AverageAnnualReturnYear01	6.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Class A, C, Advisor and Investor Shares | Pacific Funds Small-Cap Growth | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.05%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	451
5 years	rr_ExpenseExampleYear05	819
10 years	rr_ExpenseExampleYear10	1,854
1 year	rr_ExpenseExampleNoRedemptionYear01	107
3 years	rr_ExpenseExampleNoRedemptionYear03	451
5 years	rr_ExpenseExampleNoRedemptionYear05	819
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,854
1 year	rr_AverageAnnualReturnYear01	8.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Class A, C, Advisor and Investor Shares | Pacific Funds Small-Cap Growth | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 127
3 years	rr_ExpenseExampleYear03	523
5 years	rr_ExpenseExampleYear05	945
10 years	rr_ExpenseExampleYear10	2,120
1 year	rr_ExpenseExampleNoRedemptionYear01	127
3 years	rr_ExpenseExampleNoRedemptionYear03	523
5 years	rr_ExpenseExampleNoRedemptionYear05	945
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,120
2015	rr_AnnualReturn2015	0.90%	[4]
2016	rr_AnnualReturn2016	8.16%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class return for the period 1/1/17 through 6/30/17:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.51%)
1 year	rr_AverageAnnualReturnYear01	8.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Class A, C, Advisor and Investor Shares | Pacific Funds Small-Cap Growth | (after taxes on distributions) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.27%
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Class A, C, Advisor and Investor Shares | Pacific Funds Small-Cap Growth | (after taxes on distributions and sale of Fund shares) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.70%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Class A, C, Advisor and Investor Shares | Pacific Funds Small-Cap Growth | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) (based on December 31, 2014 inception date of the Predecessor Fund)
1 year	rr_AverageAnnualReturnYear01	11.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% for Investor Class shares, and 0.20% for Class A, Class C and Advisor Class shares through 1/10/2019. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.
[3]	after Expense Reimbursement
[4]	Investor Class return for the period 1/1/17 through 6/30/17: 7.86%